RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.	RECENT ACCOUNTING PRONOUNCEMENTS

ASU 2020-04 (ASC 848 Reference Rate Reform)
In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. In January 2021, the FASB issued ASU 2021-01, which clarified the scope of Topic 848 in relation to derivative instruments and contract modifications. The amendments in these updates are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in these updates are effective for all entities as of March 12, 2020 through December 31, 2022. The Company has determined that reference rate reforms will primarily impact its floating rate debt facilities and the interest rate derivatives to which it is a party. Based on the latest guidance from the applicable LIBOR administrator, the reference rates currently in use are expected to be available until June 30, 2023. The Company expects to agree alternative reference rates with its counterparties before the applicable discontinuation date. We expect to take advantage of the expedients and exceptions for applying GAAP provided by the updates to the extent reference rates currently in use are replaced with alternative reference rates before December 31, 2022.

Accounting Standards Updates, recently adopted

ASU 2016-13 (ASC 326 Financial Instruments - Credit losses)
The Company has adopted this update effective January 1, 2020 using the modified retrospective transition approach. The new standard introduces an approach, based on expected losses, to estimate credit losses on certain types of financial instruments and modifies the impairment model for available-for-sale debt securities. In May 2019, the FASB issued ASU No. 2019-05 Codification improvements to Financial instruments-Credit Losses, (Topic 326), which provides an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. In April 2019, the FASB issued ASU No. 2019-04, Codification improvements to Financial instruments-Credit Losses, (Topic 326), which includes amendments related to the estimate of equity method losses. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The Company assesses allowances for its estimate of expected credit losses based on historical experience, other currently available evidence, and reasonable and supportable forecasts about the future, including the use of credit default ratings from third party providers of credit rating data. The Company assesses credit risk in relation to its non-operating lease receivables using a portfolio approach. The Company's main portfolio segments include (i) state-owned enterprises, (ii) oil majors, (iii) commodities traders and (iv) related parties. In addition, the Company performs individual assessments for customers that do not share risk characteristics with other customers (for example a customer under bankruptcy or a customer with known disputes or collectability issues). The Company makes significant judgements and assumptions to estimate its expected losses. Based on the Company's evaluation, these standard updates have not materially impacted its Consolidated Financial Statements on adoption or as of December 31, 2020 and December 31, 2021 and the years then ended.

ASU 2017-04 (ASC 350 Intangibles - Goodwill)
The Company has adopted this update effective January 1, 2020, which simplifies the test for goodwill impairment. The accounting update eliminates Step 2 from the goodwill impairment test. In computing the implied fair value of goodwill under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of the assets acquired and liabilities assumed in a business combination. Instead, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value, however the loss recognized should not exceed the total amount of goodwill allocated to the reporting unit. The Company will apply the one step approach in our quantitative impairment assessments henceforth which may result in the recognition of impairment losses sooner as compared to the two-step impairment test. There has been no impact of this accounting standard on the Company’s Consolidated Financial Statements on adoption or as of December 31, 2020 and December 31, 2021 and the years then ended.

ASU 2018-13 (ASC 820 Fair Value Measurement)
The Company has adopted this update effective January 1, 2020, which removes, modifies and adds specific disclosure requirements in relation to fair value measurement with the aim of improving the effectiveness of disclosures to the financial statements. The standard update did not materially impact the Consolidated Financial Statements on adoption or as of December 31, 2020 and December 31, 2021 and the years then ended.

ASU 2018-18 (ASC 808 Collaborative Arrangements)
The Company has adopted this update effective January 1, 2020, which provides clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. The accounting update also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The standard update did not materially impact the Consolidated Financial Statements on adoption or as of December 31, 2020 and December 31, 2021 and the years then ended.

ASC 842 (Leases)
The Company has adopted ASC 842 effective January 1, 2019 using the modified retrospective transition approach, which allows the Company to recognize a cumulative effect adjustment to the opening balance of accumulated deficit in the period of adoption rather than restate our comparative prior year periods. Based on the Company's analysis, the cumulative effect adjustment to the opening balance of accumulated deficit is zero because (i) the Company did not have any unamortized initial direct costs as of January 1, 2019 that needed to be written off; (ii) the Company did not have any lease incentives or accrued rental transactions that needed to be recognized; and (iii) the timing and pattern of revenue recognition under its revenue contracts that have lease and non-lease components is the same and even if accounted for separately, the lease component of such contracts would be considered operating leases.

Upon adoption of ASC 842, the Company has recognized right-of-use assets and corresponding lease liabilities of $18.5 million on the balance sheet in relation to our operating leases, which have then been amortized over the remaining lease term. The implementation of this standard has not caused a material change in the Company's operating expenses in the fiscal year 2019. For arrangements where we are the lessor, the adoption of the new lease standard has not had a material impact on our Consolidated Financial Statements.

ASU 2018-07 (ASC 718 Compensation - Stock Compensation)
The Company has adopted this update effective January 1, 2019. The amendments in this update expand the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic 718 to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Topic 606, Revenue from Contracts with Customers. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. Equity-classified nonemployee share- based payment awards are measured at the grant date. The definition of the term grant date was also amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Consistent with the accounting for employee share-based payment awards, an entity considers the probability of satisfying performance conditions when nonemployee share-based payment awards contain such conditions. An entity should only remeasure liability-classified awards that have not been settled by the date of adoption and equity-classified awards for which a measurement date has not been established through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Upon transition, the entity is required to measure these nonemployee awards at fair value as of the adoption date. No such remeasurement is required upon adoption of the Update by the Company. The revised definition of the grant date of share-based awards has been applied in accounting for the share consideration transferred to Trafigura on signing of the SPA. The shares have been accounted for as prepaid consideration at the grant date when a mutual understanding of the key terms and conditions for the issuance is reached on signing of the SPA and furthermore the shares are legally issued to Trafigura. Further details of the accounting for the transaction are disclosed in Note 5.